Equity - Schedule of Nonvested Restricted Stock Activity (FY) (Details) - Restricted Stock [Member ] - shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Restricted stock outstanding, unvested shares outstanding, beginning balance	1,230	3,810
Restricted stock outstanding, unvested shares, granted	13,587	3,842
Restricted stock outstanding, unvested shares, vested	(14,817)	(6,422)
Restricted stock outstanding, unvested shares, forfeited
Restricted stock outstanding, unvested shares outstanding, ending balance		1,230